BUSINESS COMBINATIONS (Details of acquired identifiable intangible assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Aug. 31, 2013
2013 Acquisitions [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate Acquisitions	$ 12
2013 Acquisitions [Member] | Acquired Germplasm [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (Years)	11 years
Aggregate Acquisitions	6
2013 Acquisitions [Member] | Acquired Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (Years)	17 years
Aggregate Acquisitions	4
2013 Acquisitions [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (Years)	12 years
Useful Life (Years)	12 years
Aggregate Acquisitions	2
2013 Acquisitions [Member] | Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate Acquisitions	$ 12
Minimum [Member] | Acquired Germplasm [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years
Minimum [Member] | Acquired Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	2 years
Minimum [Member] | 2013 Acquisitions [Member] | Acquired Germplasm [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	7 years
Minimum [Member] | 2013 Acquisitions [Member] | Acquired Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	17 years
Maximum [Member] | Acquired Germplasm [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	30 years
Maximum [Member] | Acquired Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	18 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	20 years
Maximum [Member] | 2013 Acquisitions [Member] | Acquired Germplasm [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	13 years
Maximum [Member] | 2013 Acquisitions [Member] | Acquired Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	18 years